COMPENSATION EXPENSE - Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Salaries and benefits	$ 53,672,000	$ 55,040,000
Total compensation expense	89,343,000	99,256,000
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	28,702,000	27,201,000
Cash-based	12,519,000	20,307,000
Equity-based	16,183,000	6,894,000
Total AIP expense	28,702,000	27,201,000
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share-based payment transactions with employees	6,969,000	17,015,000
Cash-based	6,969,000	16,635,000
Equity-based	0	380,000
Total AIP expense	$ 6,969,000	$ 17,015,000